8. Capital Stock (Details)	6 Months Ended
Sep. 30, 2015 CAD CAD / shares shares
Warrants Expiring June 6, 2016
Number of warrants | shares	300,383
Exercisable warrants | shares	300,383
Weighted average exercise price | CAD / shares	CAD 2.24
Grant date fair value equity | CAD	CAD 170,908
Fair Value at September 30, 2015 of Vested Warrants - Liability | CAD	CAD 0
Warrants Expiring June 7, 2016
Number of warrants | shares	5,000
Exercisable warrants | shares	5,000
Weighted average exercise price | CAD / shares	CAD 1.12
Grant date fair value equity | CAD	CAD 3,180
Fair Value at September 30, 2015 of Vested Warrants - Liability | CAD	CAD 0
Warrants Expiring June 6, 2017
Number of warrants | shares	22,500
Exercisable warrants | shares	22,500
Weighted average exercise price | CAD / shares	CAD 1.12
Grant date fair value equity | CAD	CAD 16,110
Fair Value at September 30, 2015 of Vested Warrants - Liability | CAD	CAD 0
Warrants Expiring April 1, 2017
Number of warrants | shares	587,500
Exercisable warrants | shares	262,500
Weighted average exercise price | CAD / shares	CAD 0.054
Grant date fair value equity | CAD	CAD 0
Fair Value at September 30, 2015 of Vested Warrants - Liability | CAD	CAD 340,462
Warrants Expiring October 22, 2016
Number of warrants | shares	3,350
Exercisable warrants | shares	3,350
Weighted average exercise price | CAD / shares	CAD 2.01
Grant date fair value equity | CAD	CAD 0
Fair Value at September 30, 2015 of Vested Warrants - Liability | CAD	CAD 1,990
Warrants Expiring November 30, 2016
Number of warrants | shares	8,850
Exercisable warrants | shares	8,850
Weighted average exercise price | CAD / shares	CAD 2.68
Grant date fair value equity | CAD	CAD 0
Fair Value at September 30, 2015 of Vested Warrants - Liability | CAD	CAD 6,213
Warrants
Number of warrants | shares	927,583
Exercisable warrants | shares	602,583
Weighted average exercise price | CAD / shares	CAD 0.83
Grant date fair value equity | CAD	CAD 190,198
Fair Value at September 30, 2015 of Vested Warrants - Liability | CAD	CAD 348,665